BORROWINGS - Notes (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Total notes	₽ 117,355	₽ 108,776
Less: current portion	(1,017)	(29,979)
Total notes, non-current	₽ 116,338	78,797
MTS International Notes due 2023 | USD
BORROWINGS
Interest rate	5.00%
Total notes	₽ 31,090	26,187
MTS International Notes due 2020 | USD
BORROWINGS
Interest rate	8.625%
Total notes	₽ 20,870	17,621
MTS PJSC Notes due 2022 (7.70%)
BORROWINGS
Interest rate	7.70%
Total notes	₽ 14,958	14,947
MTS PJSC Notes due 2023
BORROWINGS
Interest rate	6.85%
Total notes	₽ 9,348	9,997
MTS PJSC Notes due 2031
BORROWINGS
Interest rate	7.85%
Total notes	₽ 1,080	9,994
MTS PJSC Notes due 2022 (9.00%)
BORROWINGS
Interest rate	9.00%
Total notes	₽ 9,993	9,991
MTS PJSC Notes due 2021 (8.85%)
BORROWINGS
Interest rate	8.85%
Total notes	₽ 9,990	9,986
MTS PJSC Notes due 2021 (7.10%)
BORROWINGS
Interest rate	7.10%
Total notes	₽ 9,988
MTS PJSC Notes Due 2025
BORROWINGS
Interest rate	7.25%
Total notes	₽ 9,986
MTS PJSC Notes due 2018
BORROWINGS
Interest rate	7.70%
Total notes		9,986
MTS PJSC Notes due 2020
BORROWINGS
Interest rate	7.90%
Total notes	₽ 40	49
Other notes due 2022
BORROWINGS
Interest rate	0.25%
Total notes	₽ 12	₽ 18